Annual Total Returns[BarChart] - PIMCO Short Duration Municipal Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.65%	1.51%	0.57%	1.09%	0.93%	(0.22%)	2.31%	1.43%	3.54%	2.89%